THE WRIGHT EQUIFUND EQUITY TRUST
                                24 Federal Street
                                Boston, MA 02110
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright EquiFund Equity Trust (1933 Act File No. 33-30085) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 1998, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 15 "Amendment No. 15") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 15 was filed electronically with the Commission (Accession No. 0000715165-98-000020) on April 30, 1998.

                       Wright EquiFund-Belgium/Luxembourg
                         Wright EquiFund-Hong Kong/China
                              Wright EquiFund-Japan
                             Wright EquiFund-Mexico
                           Wright EquiFund-Netherlands
                             Wright EquiFund-Nordic
                        Wright EquiFund-Country Strategy


THE WRIGHT EQUIFUND EQUITY TRUST



By:      /s/ Eric G. Woodbury
         Eric G. Woodbury
         Assistant Secretary

Date:  May 4, 1998